Goodwill and Intangible Assets Future Amortization (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 7,070	[1]
2015	6,942	[1]
2016	6,549	[1]
2017	6,455	[1]
2018	6,455	[1]
Thereafter	49,534	[1]
Finite-lived intangible assets, net	$ 83,005	[1],[2]

[1]	Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.